Annual Total Returns- Janus Henderson Global Allocation Fund - Growth (Class A C S I T Shares) [BarChart] - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Growth - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.49%)	14.79%	19.56%	3.04%	(2.13%)	3.48%	19.67%	(8.30%)	19.81%	14.44%